REVENUES AND CONTRACT ACCOUNTING (Details - Balance of Contract liabilities) - USD ($)	Mar. 31, 2025	Dec. 31, 2024
Revenue from Contract with Customer [Abstract]
Contract assets for 2025	$ 2,712,375	$ 3,616,500
Contract assets for 2026	3,616,500	3,616,500
Contract Assets	$ 6,328,875	$ 7,233,000